FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2008

                  Date of reporting period: December 31, 2008


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                                    Hawaiian Tax-Free Trust
                                    Schedule of Investments
                                       December 31, 2008
                                          (unaudited)
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Principal       Security                                                            Moody's/S&P
Amount         Description                                                           Ratings              Value  (a)

Municipal Bonds (98.5%):
General Obligation Bonds (60.1%):

            City and County of Honolulu, Hawaii, FGIC Insured Series C
$3,130,000  5.125%, 07/01/11                                                            Aa2/AA              $3,201,896

            City and County of Honolulu, Hawaii, FGIC Insured
 8,270,000  5.000%, 07/01/21                                                            Aa2/AA               8,570,945

            City and County of Honolulu, Hawaii, FGIC Insured
 7,720,000  5.000%, 07/01/21                                                            Aa2/AA               8,000,931

            City and County of Honolulu, Hawaii, FGIC Insured
 1,000,000  5.000%, 07/01/22                                                            Aa2/AA               1,028,980

            City and County of Honolulu, Hawaii, MBIA Insured
 8,500,000  5.000%, 07/01/17                                                            Aa2/AA               9,096,360

            City and County of Honolulu, Hawaii, Series A, FGIC Insured
 1,715,000  6.000%, 01/01/11                                                            Aa2/AA               1,843,402
     5,000  5.750%, 04/01/11                                                            Aa2/AA                   5,362
 1,580,000  6.000%, 01/01/12                                                            Aa2/AA               1,748,254
 3,025,000  5.750%, 04/01/13                                                            Aa2/AA               3,400,856

            City and County of Honolulu, Hawaii
            , Series A, FSA Insured
 2,500,000   5.000%, 09/01/09                                                          Aa2/AAA               2,563,200

            City and County of Honolulu, Hawaii, Series A, FSA Insured
 3,000,000  5.000%, 07/01/29                                                           Aa2/AAA               2,950,890

            City and County of Honolulu, Hawaii , Series A, FSA Insured,
            Prerefunded 09/01/11 @100, Collateral: U.S. Treasury Obligations &
            Resolution Funding Corporation
 3,500,000  5.375%, 09/01/18                                                           Aaa/AAA               3,810,240
 2,000,000  5.125%, 09/01/20                                                           Aaa/AAA               2,164,420

            City and County of Honolulu, Hawaii, Series A, MBIA Insured
 5,000,000  5.000%, 07/01/21                                                            Aa2/AA               5,156,250
 5,000,000  5.000%, 07/01/22                                                            Aa2/AA               5,116,650
 5,000,000  5.000%, 07/01/26                                                            Aa2/AA               4,994,200

            City and County of Honolulu, Hawaii, Series A, MBIA Insured,
            Prerefunded 03/01/13 @100, Collateral: U.S. Government Securities
 1,885,000  5.250%, 03/01/15                                                           Aaa/AAA               2,128,712
 3,005,000  5.250%, 03/01/17                                                           Aaa/AAA               3,393,516
 1,255,000  5.250%, 03/01/18                                                           Aaa/AAA               1,417,259

            City and County of Honolulu, Hawaii, 1993 Series A, FGIC - TCRS
            Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
 4,110,000  6.000%, 01/01/11                                                           #Aaa/AAA              4,458,734
   920,000  6.000%, 01/01/12                                                           #Aaa/AAA              1,031,559

            City and County of Honolulu, Hawaii
            1994 Series A,
            FGIC Insured, Escrowed to Maturity, Collateral: U.S. Government
            Securities
 3,995,000  5.750%, 04/01/11                                                           #Aaa/NR               4,353,951
   775,000  5.750%, 04/01/13                                                           Aaa/AAA                 891,087

            City and County of Honolulu, Hawaii
            Refunded - 1995 Series A,
            Escrowed to Maturity, MBIA Insured, Collateral: U.S. Government
            Securities
 1,355,000  6.000%, 11/01/09                                                           #Aaa/AAA              1,411,842
   860,000  6.000%, 11/01/09                                                           Aaa/AAA                 896,077
 1,090,000  6.000%, 11/01/10                                                           Aaa/AAA               1,175,020
   410,000  6.000%, 11/01/10                                                           #Aaa/AAA                441,980

            City and County of Honolulu, Hawaii, 2003- Series A, MBIA Insured,
            Unrefunded Portion
 1,115,000  5.250%, 03/01/15                                                            Aa2/AA               1,195,994
 1,775,000  5.250%, 03/01/17                                                            Aa2/AA               1,875,714
   745,000  5.250%, 03/01/18                                                            Aa2/AA                 780,268

            City and County of Honolulu, Hawaii
            , Series B,
            FGIC Insured, Unrefunded Portion
 7,310,000  5.500%, 10/01/11                                                            Aa2/AA               7,932,666

            City and County of Honolulu, Hawaii,
            Series B,
            FSA Insured, Custodial Receipts, Unrefunded Portion
 3,955,000  8.000%, 10/01/10                                                           Aa2/AAA               4,362,049

            City and County of Honolulu, Hawaii
            , Series B,  FGIC Insured,
            Prerefunded 07/01/09 @101, Collateral: U.S. Treasury & Agency
            Obligations
 2,595,000  5.125%, 07/01/15                                                           Aaa/AAA               2,674,537

            City and County of Honolulu, Hawaii, Series B, FGIC Insured,
            Prerefunded to 07/01/09 @101, Collateral: U.S. Government Securities
 4,490,000  5.000%, 07/01/19                                                           Aaa/AAA               4,624,925
 1,395,000  5.000%, 07/01/20                                                           Aaa/AAA               1,436,920

            City and County of Honolulu, Hawaii
            , Series C, Prerefunded pending 7/1/09 @101
            FGIC Insured
 7,750,000  5.125%, 07/01/14                                                            Aa2/AA               7,912,053
 2,510,000  5.000%, 07/01/18                                                            Aa2/AA               2,552,519

            City and County of Honolulu, Hawaii, Series C, FGIC Insured
 1,650,000  5.125%, 07/01/12                                                            Aa2/AA               1,688,874

            City and County of Honolulu, Hawaii, Series C, MBIA Insured
 6,740,000  5.000%, 07/01/18                                                            Aa2/AA               7,197,039

            City and County of Honolulu, Hawaii,  Series D, MBIA Insured
 3,750,000  5.000%, 07/01/19                                                            Aa2/AA               3,951,413
 6,080,000  5.000%, 07/01/21                                                            Aa2/AA               6,270,000

            City and County of Honolulu, Hawaii, Series F, FGIC Insured
 1,000,000  5.250%, 07/01/19                                                            Aa2/AA               1,074,330
 5,335,000  5.250%, 07/01/20                                                            Aa2/AA               5,656,380

            City and County of Honolulu, Hawaii, Water Utility
            Refunding and Improvement, Escrowed
            to Maturity, FGIC Insured, Collateral: U.S. Government Securities
 1,125,000  6.000%, 12/01/12                                                           Aaa/AAA               1,293,109
 1,050,000  6.000%, 12/01/15                                                           Aaa/AAA               1,276,443

            County of Hawaii
 1,890,000  5.500%, 07/15/22                                                            A1/AA-               1,976,921
 2,245,000  5.500%, 07/15/23                                                            A1/AA-               2,327,481
 1,990,000  5.750%, 07/15/24                                                            A1/AA-               2,086,595
 2,370,000  5.750%, 07/15/25                                                            A1/AA-               2,468,711
 3,585,000  6.000%, 07/15/27                                                            A1/AA-               3,757,080

            County of Hawaii, MBIA Insured
 2,010,000  5.250%, 07/15/21                                                            A1/AA                2,079,023

            County of Hawaii, FGIC Insured, Prerefunded 07/15/11 @100
 1,065,000  5.500%, 07/15/14                                                            A1/A+                1,163,502
 1,340,000  5.500%, 07/15/15                                                            A1/A+                1,463,937

            County of Hawaii, Series A, CIFG Insured
 1,850,000  5.000%, 07/15/20                                                            A1/AA-               1,904,908

            County of Hawaii
            , Series A, FGIC Insured
 2,500,000  5.550%, 05/01/09                                                            A1/AA                2,530,050
 4,905,000  5.600%, 05/01/11                                                            A1/AA                5,238,540
 1,000,000  5.600%, 05/01/12                                                            A1/AA                1,090,110
 1,000,000  5.600%, 05/01/13                                                            A1/AA                1,105,830

            County of Hawaii Series A, FGIC Insured, Prerefunded to 07/15/11 @ 100
            Collateral: State and Local Government Securities
 1,025,000  5.125%, 07/15/20                                                            A1/A+                1,110,342
 1,465,000  5.500%, 07/15/16                                                           Aaa/AAA               1,600,498

            County of Hawaii, Series A, FSA Insured, Prerefunded to 05/15/09 @101,
            Collateral State & Local Government Series 100%
 1,000,000  5.400%, 05/15/15                                                           Aaa/AAA               1,026,390
 1,470,000  5.625%, 05/15/18                                                           Aaa/AAA               1,509,969

            County of Hawaii
            , Series A, FSA Insured
 1,000,000  5.000%, 07/15/16                                                           Aa3/AAA               1,067,010
 2,000,000  5.000%, 07/15/17                                                           Aa3/AAA               2,109,100
 1,000,000  5.000%, 07/15/18                                                           Aa3/AAA               1,044,790

            County of Kauai, Hawaii, MBIA Insured, Prerefunded 08/01/11 @100,
            Collateral: State & Local Government Series 100%
   140,000  5.625%, 08/01/13                                                           Aaa/AAA                 153,979
   560,000  5.625%, 08/01/14                                                           Aaa/AAA                 615,916
   355,000  5.625%, 08/01/17                                                           Aaa/AAA                 390,447
   345,000  5.625%, 08/01/18                                                           Aaa/AAA                 379,448
   805,000  5.500%, 08/01/20                                                           Aaa/AAA                 882,860

            County of Kauai, Hawaii, MBIA Insured, Unrefunded Portion
   985,000  5.625%, 08/01/13                                                           Baa1/AA               1,057,555
 1,060,000  5.625%, 08/01/14                                                           Baa1/AA               1,132,356
   680,000  5.625%, 08/01/17                                                           Baa1/AA                 715,367
   655,000  5.625%, 08/01/18                                                           Baa1/AA                 685,287
 1,555,000  5.500%, 08/01/20                                                           Baa1/AA               1,602,179

            County of Kauai, Hawaii, Series A, FGIC Insured
 1,000,000  5.000%, 08/01/23                                                            A1/AA                  997,910
 1,555,000  5.000%, 08/01/24                                                            A1/AA                1,538,377
 1,500,000  5.000%, 08/01/25                                                            A1/AA                1,466,895

            County of Kauai, Hawaii,
            Series A, FGIC Insured, Prerefunded
             08/01/10 @100, Collateral: State & Local Government Series 100%
 1,010,000  6.250%, 08/01/14                                                           Aaa/AAA               1,088,558
 1,000,000  6.250%, 08/01/15                                                           Aaa/AAA               1,077,780
 1,000,000  6.250%, 08/01/16                                                           Aaa/AAA               1,077,780
 1,275,000  6.250%, 08/01/17                                                           Aaa/AAA               1,374,170
 1,480,000  6.250%, 08/01/20                                                            A3/A+                1,595,114

            County of Kauai, Hawaii, 2005-Series A, FGIC Insured
 1,560,000  5.000%, 08/01/16                                                            A1/AA                1,692,428
 2,010,000  5.000%, 08/01/17                                                            A1/AA                2,145,394
 2,060,000  5.000%, 08/01/18                                                            A1/AA                2,170,622
 1,075,000  5.000%, 08/01/19                                                            A1/AA                1,117,635

            County of Kauai, Hawaii
            Refunding Bonds, Series B & C,
            AMBAC Insured
 1,300,000  5.950%, 08/01/10                                                            Baa1/A               1,369,810

            County of Maui, Hawaii, FGIC Insured
 1,125,000  5.250%, 03/01/18                                                            Aa2/AA               1,164,251

            County of Maui, Hawaii, MBIA Insured
 1,250,000  3.800%, 03/01/16                                                            Aa2/AA               1,290,838
 1,105,000  5.000%, 03/01/19                                                            Aa2/AA               1,167,775

            County of Maui, Hawaii, 2001 - Series A, MBIA Insured, Partially
            Prerefunded 03/01/11 @100, Collateral: U.S. Government Securities
   465,000   5.500%, 03/01/18                                                           Aaa/AAA                503,316

            County of Maui, Hawaii, Series A, MBIA Insured, Unrefunded Balance
   535,000   5.500%, 03/01/18                                                           Aa2/AA                 555,849

            County of Maui, Hawaii, 2002 - Series A, MBIA Insured, Prerefunded to
            03/01/12 @100, Collateral: U.S. Government Securities
 1,105,000  5.250%, 03/01/15                                                           Aaa/AAA               1,222,749
 1,205,000  5.250%, 03/01/16                                                           Aaa/AAA               1,333,405
 1,000,000  5.250%, 03/01/18                                                           Aaa/AAA               1,106,560
 1,750,000  5.250%, 03/01/19                                                           Aaa/AAA               1,936,480
 1,000,000  5.000%, 03/01/20                                                           Aaa/AAA               1,098,920

            County of Maui, Hawaii
            , Series B, FGIC Insured
 1,065,000   5.250%, 03/01/11                                                           Aa2/AA               1,137,079

            County of Maui, Hawaii
            , Series C, FGIC Insured
 1,020,000  5.250%, 03/01/16                                                            Aa2/AA               1,066,594
 1,250,000  5.250%, 03/01/20                                                            Aa2/AA               1,276,163

            Puerto Rico Commonwealth Refunding Public Improvement Series A
 5,000,000  5.000%, 07/01/10                                                          Baa3/BBB-              4,906,000

            Puerto Rico Commonwealth Public  Improvement, MBIA Insured, Econ.
            Defeased to call, 7/1/2010 @100, Collateral: Agencies
 1,800,000  5.250%, 07/01/13                                                           Aaa/AAA               1,895,292

            Puerto Rico Commonwealth Public
            Improvement , Series CR, FSA Insured
 1,060,000  5.250%, 07/01/17                                                           Aa3/AAA               1,006,428

            State of Hawaii, AMBAC Insured
 5,000,000  5.000%, 07/01/16                                                            Aa2/AA               5,456,050

            State of Hawaii, FGIC Insured
 2,330,000  6.000%, 12/01/12                                                            Aa2/AA               2,616,613

            State of Hawaii, MBIA Insured
 5,000,000  5.000%, 10/01/22                                                            Aa2/AA               5,094,450

            State of Hawaii
            , Series BZ, FGIC Insured
 3,700,000  6.000%, 10/01/11                                                            Aa2/AA               4,063,969
 3,500,000  6.000%, 10/01/12                                                            Aa2/AA               3,938,200

            State of Hawaii
            , Series CA, FGIC Insured
 2,000,000  5.750%, 01/01/11                                                            Aa2/AA               2,140,060

            State of Hawaii
            , Series CH
 1,000,000  4.750%, 11/01/11                                                            Aa2/AA               1,063,660

            State of Hawaii
            , Series CL, FGIC Insured
 2,305,000  6.000%, 03/01/11                                                            Aa2/AA               2,479,512

            State of Hawaii
            , Series CM, FGIC Insured
 3,000,000  6.500%, 12/01/15                                                            Aa2/AA               3,594,330

            State of Hawaii
            , Series CS, MBIA Insured
 5,500,000  5.000%, 04/01/09                                                            Aa2/AA               5,550,985

            State of Hawaii
            , Series CU, Prerefunded
            10/01/10 @100, MBIA Insured, Collateral: State & Local Government
            Series 100%
 3,000,000  5.600%, 10/01/19                                                           Aaa/AAA               3,202,980

            State of Hawaii
            , Series CV, FGIC Insured
11,000,000  5.000%, 08/01/20                                                            Aa2/AA              11,193,160
 5,000,000  5.250%, 08/01/21                                                            Aa2/AA               5,098,350
 1,015,000  5.000%, 08/01/21                                                            Aa2/AA               1,028,875

            State of Hawaii
            , Series CX, FSA Insured
 8,725,000  5.500%, 02/01/13                                                           Aa2/AAA               9,469,330
 3,075,000  5.500%, 02/01/16                                                           Aa2/AAA               3,270,878
 2,500,000  5.500%, 02/01/21                                                           Aa2/AAA               2,590,425

            State of Hawaii
            , Series CZ, FSA Insured
            Prerefunded to 07/01/12 @100, Collateral: U.S. Government Securities
 3,000,000  5.250%, 07/01/17                                                           Aaa/AAA               3,352,500

            State of Hawaii, Series DE, MBIA Insured
16,000,000  5.000%, 10/01/21                                                            Aa2/AA              16,456,480
 2,500,000  5.000%, 10/01/24                                                            Aa2/AA               2,517,150

            State of Hawaii, Series DF, AMBAC Insured
 3,500,000  5.000%, 07/01/18                                                            Aa2/AA               3,739,435
10,000,000  5.000%, 07/01/22                                                            Aa2/AA              10,210,800
 5,000,000  5.000%, 07/01/23                                                            Aa2/AA               5,066,250
10,000,000  5.000%, 07/01/24                                                            Aa2/AA              10,077,000
 5,000,000  5.000%, 07/01/25                                                            Aa2/AA               5,021,950

            State of Hawaii, Series DG, AMBAC Insured, Refunding
 2,000,000  5.000%, 07/01/17                                                            Aa2/AA               2,165,480

            State of Hawaii, Series DI, FSA Insured
 5,000,000  5.000%, 03/01/20                                                           Aa2/AAA               5,222,650
 2,750,000  5.000%, 03/01/21                                                           Aa2/AAA               2,845,040
 5,000,000  5.000%, 03/01/22                                                           Aa2/AAA               5,114,300

            State of Hawaii, Series DJ, AMBAC Insured
 5,000,000  5.000%, 04/01/23                                                            Aa2/AA               5,080,600

            State of Hawaii, Series DJ, FSA-CR AMBAC Insured
 5,000,000  5.000%, 04/01/23                                                           AAA/AAA               5,080,600

            State of Hawaii, Series DD MBIA Insured
 5,000,000  5.250%, 05/01/23                                                            Aa2/AA               5,101,800

            State of Hawaii, Series DK
 5,000,000  5.000%, 05/01/12                                                            Aa2/AA               5,400,600
 7,000,000  5.000%, 05/01/19                                                            Aa2/AA               7,539,700

                                                                                                  ---------------------
            Total General Obligation Bonds                                                                 408,508,321
                                                                                                  ---------------------

 Revenue Bonds (38.4%):

            Board of Regents, University of Hawaii, University System , Series A,
            FGIC Insured, Prerefunded to 07/15/12 @100, Collateral: State & Local
            Government Series 100%
 2,000,000  5.500%, 07/15/19                                                           Aaa/AAA               2,250,920
 2,000,000  5.500%, 07/15/21                                                           Aaa/AAA               2,250,920
 2,000,000  5.500%, 07/15/22                                                           Aaa/AAA               2,250,920
 3,000,000  5.500%, 07/15/29                                                           Aaa/AAA               3,376,380

            Board of Regents, University of
            Hawaii, University System
            , Series B, FSA Insured
 1,110,000  5.250%, 10/01/12                                                           Aa3/AAA               1,192,329
 1,000,000  5.250%, 10/01/13                                                           Aa3/AAA               1,064,060
 1,140,000  5.250%, 10/01/14                                                           Aa3/AAA               1,210,851
 1,395,000  5.250%, 10/01/15                                                           Aa3/AAA               1,468,530

            City and County of Honolulu, Hawaii Board of Water Supply & System,
            FSA Insured, Prerefunded 07/01/11 @100, Collateral: U.S. Government
            Securities
 1,490,000  5.125%, 07/01/21                                                           Aaa/AAA               1,617,887
 5,450,000  5.250%, 07/01/23                                                           Aaa/AAA               5,934,342

            City and County of Honolulu, Hawaii  Wastewater Systems, FGIC Insured
 1,395,000   5.000%, 07/01/12                                                           Aa3/NR               1,426,346

            City and County of Honolulu, Hawaii Wastewater Systems, MBIA Insured
 5,000,000  5.000%, 07/01/32                                                            A1/NR                4,630,150

            City and County of Honolulu, Hawaii Wastewater Systems, Series A, FGIC
            Insured
 1,825,000  5.000%, 07/01/22                                                            Aa3/AA               1,858,361

            City and County of Honolulu, Hawaii
            Wastewater Systems,
            Junior Series, FGIC Insured
 2,000,000  5.250%, 07/01/18                                                            A1/AA                2,044,300
 5,055,000  5.000%, 07/01/23                                                            A1/AA                5,057,831

            City and County of Honolulu, Hawaii
            Wastewater Systems,
            Senior Series, AMBAC Insured
 1,810,000  5.500%, 07/01/11                                                            Aa3/NR               1,955,108

            City & County of Honolulu, Hawaii Wastewater Systems, Senior Series A,
            FGIC Insured
 3,370,000  5.000%, 07/01/18                                                            Aa3/AA               3,590,567
 2,000,000  5.000%, 07/01/24                                                            Aa3/AA               2,009,880

            City & County of Honolulu, Hawaii Wastewater Systems, First Bond
            Resolution, Series SR, Prerefunded to 07/01/11 @100, Collateral: State
            & Local Government Series 100%
 1,065,000  5.500%, 07/01/16                                                            Aaa/NR               1,164,748
 3,000,000  5.500%, 07/01/17                                                            Aaa/NR               3,280,980
 2,310,000  5.500%, 07/01/18                                                            Aaa/NR               2,526,355
 2,000,000  5.250%, 07/01/19                                                            Aaa/NR               2,175,180

            City and County of Honolulu, Hawaii Wastewater System First Bond
            Resolution, Senior Series A, MBIA Insured
 1,000,000  5.000%, 07/01/36                                                            Aa3/AA                 938,960

            City and County of Honolulu, Hawaii Wastewater System Second Bond,
            Junior B-1 Remarket 09/15/06, MBIA Insured
 1,340,000  5.000%, 07/01/18                                                            A1/NR                1,425,948
 1,935,000  5.000%, 07/01/19                                                            A1/NR                2,029,738
 2,035,000  5.000%, 07/01/20                                                            A1/NR                2,102,969
19,715,000  5.000%, 07/01/32                                                            A1/NR               18,256,681

            City and County of Honolulu, Hawaii Water, FGIC Insured
 2,545,000  4.750%, 07/01/19                                                            Aa3/AA               2,625,524

            City and County of Honolulu, Hawaii Board of Water Supply Water
            Systems, FSA Insured, Unrefunded Balance
 1,510,000  5.125%, 07/01/21                                                           Aa3/AAA               1,541,212

            Department of Hawaiian Home Lands
            (State of Hawaii), Prerefunded to 07/01/09 @101, Collateral: U.S.
            Government Securities
 1,525,000  4.350%, 07/01/10                                                            A3/NR                1,556,217
 1,245,000  4.450%, 07/01/11                                                            A3/NR                1,269,564

            Hawaii State
 1,145,000  5.350%, 07/01/18                                                          Baa1/BBB+                922,939

            Hawaii State
 1,000,000  5.250%, 01/01/17                                                           Aa3/AA+               1,144,980
 1,000,000  5.250%, 01/01/18                                                           Aa3/AA+               1,140,550
 5,220,000  6.000%, 01/01/23                                                           Aa3/AA+               5,664,848

            Hawaii State Department of Budget and Finance, AMBAC Insured, Weekly
            Reset VRDO*
11,700,000  3.000%, 07/01/28                                                            A1/A+               11,700,000

            Hawaii State Department of Budget and Finance Special Purpose Revenue
            Linked Certificates  (Kapiolani Health Care)
 5,000,000  6.400%, 07/01/13                                                          Baa1/BBB+              5,479,950

             Hawaii State Department of Budget and Finance Special Purpose Revenue
            (Mid Pacific Institute), Radian Insured
 2,000,000  4.625%, 01/01/31                                                           A3/BBB+               1,624,480
 1,210,000  4.625%, 01/01/36                                                           A3/BBB+                 940,013

            Hawaii State Department of Budget and Finance
            Special Purpose Revenue (Hawaiian
            Electric Company, Inc.), Series A,
            AMBAC Insured
 4,965,000  5.500%, 12/01/14                                                            Baa1/A               5,172,041

            Hawaii State Department of Budget and Finance Special
            Purpose Revenue (Hawaiian
            Electric Company, Inc.), Series A,
            MBIA Insured
 4,125,000  4.950%, 04/01/12                                                           Baa1/AA               4,332,075

            Hawaii State Department of Budget and Finance Special Purpose Revenue
            Refunding (Hawaiian Electric Company, Inc.) Series A-AMT, FGIC Insured
 5,000,000  4.800%, 01/01/25                                                            NR/BBB               3,902,400

            Hawaii State Department of Budget and Finance of
            the State of Hawaii Special Purpose Revenue
             (Hawaiian Electric
            Company, Inc. and Subsidiaries
            Projects), Series A-AMT, MBIA Insured
 5,700,000  5.650%, 10/01/27                                                           Baa1/AA               4,846,482

            Hawaii State Department of Budget & Finance, Special Purpose Revenue
            (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
 1,000,000  5.750%, 12/01/18                                                            Baa1/A                 985,860

            Hawaii State Department of Budget and Finance
            Special Purpose Revenue (Hawaiian
            Electric Company, Inc., and
            Subsidiaries Projects), Series B-AMT,
            Syncora Guarantee Inc. Insured
 1,000,000  5.000%, 12/01/22                                                           Baa1/BBB                843,010

            Hawaii State Department of Budget and Finance
            Special Purpose Revenue (Hawaiian
            Electric Company, Inc.), Series
            D-AMT, AMBAC Insured
 2,500,000  6.150%, 01/01/20                                                            Baa1/A               2,500,675

            Housing Finance and Development
            Corporation (State of Hawaii) Single
            Family Mortgage,
            Series A-AMT, FNMA Insured
 2,800,000  5.300%, 07/01/22                                                           Aaa/AAA               2,387,364
10,000,000  5.400%, 07/01/29                                                           Aaa/AAA               8,252,400
 2,770,000  5.750%, 07/01/30                                                           Aaa/AAA               2,750,665
   910,000  5.400%, 07/01/30                                                           Aaa/AAA                 739,175

            Housing Finance and Development
            Corporation (State of Hawaii) Single
            Family Mortgage,
            Series B, FNMA Insured
 9,350,000  5.450%, 07/01/17                                                           Aaa/AAA               9,350,935
 6,800,000  5.300%, 07/01/28                                                           Aaa/AAA               6,133,600

            Housing Finance and Development
            Corporation (State of Hawaii) University
             of Hawaii Faculty Housing Project,
            , AMBAC Insured
 1,790,000  5.650%, 10/01/16                                                            Baa1/A               1,790,788
 4,000,000  5.700%, 10/01/25                                                            Baa1/A               3,699,640

            Puerto Rico Commonwealth Highway & Transportation Authority Revenue,
            Series G, FGIC Insured
 1,000,000  5.250%, 07/01/15                                                          Baa3/BBB+                913,790

            Puerto Rico Commonwealth Public
            Finance Corporation Revenue Bonds, Series
            A, Prerefunded 08/01/11 @100,
            MBIA Insured, Collateral: 38% U.S. Treasury; 62% U.S. Government
            Securities
 5,000,000  5.500%, 08/01/17                                                           Aaa/AAA               5,424,300

            Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ,
            Syncora Guarantee Inc. Insured
 3,195,000  5.500%, 07/01/16                                                           A3/BBB+               2,958,378

            Puerto Rico Electric Power Authority Power Revenue Series TT
 7,000,000  5.000%, 07/01/26                                                           A3/BBB+               5,416,950

            Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
 1,000,000  4.250%, 07/01/13                                                           A3/BBB+                 903,690

            State of Hawaii Airport System
            , AMT, FGIC Insured
 7,425,000  5.750%, 07/01/13                                                            A2/AA                7,551,893
 4,000,000  5.750%, 07/01/17                                                            A2/AA                3,965,600
11,000,000  5.625%, 07/01/18                                                            A2/AA               10,535,910
 6,000,000  5.250%, 07/01/21                                                            A2/AA                5,187,540

            State of Hawaii Airport System
            , AMT, Second Series,
             Escrowed to Maturity, MBIA Insured, Collateral: U.S. Government
            Securities
 5,340,000  6.900%, 07/01/12                                                           Aaa/AAA               5,676,580

            State of Hawaii Airport System
            , Series B-AMT, FGIC Insured
 3,000,000  8.000%, 07/01/10                                                            A2/AA                3,163,890

            State of Hawaii Harbor Capital
            Improvement Revenue, Series
            B-AMT, AMBAC Insured
 3,000,000  5.500%, 07/01/19                                                           Baa1/A+               3,120,300

            State of Hawaii Harbor System Revenue
            , Series A-AMT, FSA Insured
 2,000,000  5.250%, 07/01/15                                                           Aa3/AAA               2,054,120
 2,000,000  5.750%, 07/01/17                                                           Aa3/AAA               2,076,500
 2,215,000  5.250%, 07/01/17                                                           Aa3/AAA               2,225,521
 1,500,000  5.900%, 07/01/21                                                           Aa3/AAA               1,544,115

            State of Hawaii Harbor System Revenue, Series A-AMT
 2,415,000  4.750%, 01/01/11                                                            A1/A+                2,473,346

            State of Hawaii Highway Revenue
            Prerefunded 07/01/11 @100, FSA Insured, Collateral: State & Local
            Government Series 100%
 1,530,000  5.375%, 07/01/14                                                           Aaa/AAA               1,670,607
 2,720,000  5.500%, 07/01/19                                                           Aaa/AAA               2,894,678
 1,110,000  5.500%, 07/01/20                                                           Aaa/AAA               1,181,284
 2,000,000  5.375%, 07/01/20                                                           Aaa/AAA               2,183,800

            State of Hawaii Highway Revenue, Series A, FSA Insured
 1,000,000  5.000%, 07/01/20                                                           Aa3/AAA               1,028,980
 2,000,000  5.000%, 07/01/22                                                           Aa3/AAA               2,024,280

            State of Hawaii Highway Revenue, Series B, FSA Insured
 2,000,000  5.000%, 07/01/16                                                           Aa3/AAA               2,161,880

            Texas Tech University Revenues, 7th Series, MBIA Insured, Prerefunded
            02/18/12 @100 Collateral: State and Local Government Securities
 1,000,000  5.500%, 08/15/18                                                           Aaa/AAA               1,111,020

            University of Hawaii Revenue, AGC-ICC MBIA Insured
 2,000,000  5.000%, 10/01/23                                                           Aa2/AAA               2,024,160

            University of Hawaii University System Revenue, FGIC Insured,
            Prerefunded 07/12/12 @ 100 Collateral: State and Local Government
            Securities
 1,650,000  5.125%, 07/15/32                                                            Aa3/A+               1,835,972

            University of Hawaii MBIA Insured
 5,000,000  5.000%, 07/15/21                                                            Aa3/AA               5,129,150

                                                                                                  ---------------------
             Total Revenue Bonds                                                                           260,826,862
                                                                                                  ---------------------


            Total Investments (cost $668,145,536-note b) - 98.5%                                           669,335,183
            Other assets less liabilities - 1.5%                                                            10,492,986
                                                                                                  ---------------------
            NET ASSETS - 100.0%                                                                            679,828,169
                                                                                                  =====================



                                                               Percent of
            Portfolio Distribution By Quality Rating          Portfolio +


            Aaa or #Aaa of Moody's                               5.2   %

            Pre-refunded bonds ++                               19.9

            Aa of Moody's                                       48.1

             A of Moody's                                       19.7

            Baa of Moody's or BBB of S&P                         7.1
                                                                --------

                                                                100.0  %
                                                                ========

+ Where applicable, calculated using the highest rating of the two rating services.

++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

                                                      PORTFOLIO ABBREVIATIONS:

            AMBAC                American Municipal Bond Assurance Corporation
            AGC                  Assured Guaranty Insurance
            AMT                  Alternative Minimum Tax
            CIFG                 CDC IXIS Financial Guaranty
            FGIC                 Financial Guaranty Insurance Co.
            FNMA                 Federal National Mortgage Association
            FSA                  Financial Securities Assurance
            MBIA                 Municipal Bond Investors Assurance
            NR                   Not Rated
            TCRS                 Transferable Custodial Receipts
            VRDO                 Variable Rate Demand Obligation

                             See accompanying notes
                            to financial statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $668,145,536 amounted to $1,189,647, which consisted of aggregate gross unrealized appreciation of $17,335,035 and aggregate gross unrealized depreciation of $16,145,388.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, used to value the Trust's net assets as of December 31, 2008:

                                                               Investments in
 Valuation Inputs                                               Securities
                                                                -----------
-----------------------
 Level 1 - Quoted Prices                                       $           -


 Level 2 - Other Significant Observable Inputs                 $ 669,335,183


 Level 3 - Significant Unobservable Inputs                     $           -
                                                          --------------------
 Total                                                         $ 669,335,183
                                                          ====================


Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST



By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      February 25, 2009





By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	February 25, 2009